Fair Value Measurement (Schedule Of Assets And Liabilities Measured At Fair Value On Nonrecurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value of assets and liabilities	$ 146,503		$ 24,876
Purchase price allocation, Middle Fork	95,716		500
Significant Unobservable Inputs (Level 3)
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value of assets and liabilities	146,503		24,876
Middle Fork Assets
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value of assets and liabilities	97,776	[1]
Middle Fork Assets | Significant Unobservable Inputs (Level 3)
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value of assets and liabilities	97,776	[1]
Middle Fork Liabilities
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value of assets and liabilities	(2,060)	[1]
Middle Fork Liabilities | Significant Unobservable Inputs (Level 3)
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value of assets and liabilities	(2,060)	[1]
Other Acquisitions Net
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value of assets and liabilities	50,787	[2]	17,876	[2]
Other Acquisitions Net | Significant Unobservable Inputs (Level 3)
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value of assets and liabilities	50,787	[2]	17,876	[2]
Northern Appalachia Coal Reserves
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value of assets and liabilities			9,765
Northern Appalachia Coal Reserves | Significant Unobservable Inputs (Level 3)
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value of assets and liabilities			9,765
Northern Appalachia Contingent Liability
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value of assets and liabilities			(2,765)
Northern Appalachia Contingent Liability | Significant Unobservable Inputs (Level 3)
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value of assets and liabilities			$ (2,765)

[1]	The Middle Fork assets and liabilities were acquired on January 25, 2011. A portion of the purchase price allocation, $0.5 million, was paid in 2010 as an escrow payment.
[2]	Other acquisitions were completed during the year and include both the assets acquired and liabilities assumed.